Schedule of detailed information about intangible assets (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Intangible assets, Cost, Beginning balance	$ 24,595,742	$ 27,499,471	$ 7,956,706
Cost, Disposal	(740,767)	(4,023,146)
Acquisition of SideQik		1,430,000
Impairment	(6,115,559)
Foreign exchange	(402,285)	365,373	254,366
Intangible assets, Cost, Ending balance	10,699,670	24,595,742	27,499,471
Intangible assets, Accumulated amortization, Beginning balance	12,113,498	8,057,149	4,231,978
Amortization	3,381,651	4,740,183	3,601,050
Accumulated amortization, Disposal	(740,767)	956,689
Foreign exchange	(380,849)	272,855	224,121
Intangible assets, Accumulated amortization, Ending balance	8,032,307	12,113,498	8,057,149
Intangible assets other than goodwill	2,667,363	12,482,244	19,442,322
Motor Sports [Member]
IfrsStatementLineItems [Line Items]
Cost, Disposal		(4,023,146)
Accumulated amortization, Disposal		(956,689)
UMG [member]
IfrsStatementLineItems [Line Items]
Cost, Disposal	(740,767)
Acquisition of SideQik			1,530,000
Impairment		(675,956)
Accumulated amortization, Disposal	(740,767)
Eden games [member]
IfrsStatementLineItems [Line Items]
Cost, Disposal	(6,637,461)
Accumulated amortization, Disposal	(6,341,226)
Patent [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Cost, Beginning balance	9,430,265	9,430,265
Cost, Disposal
Acquisition of SideQik
Impairment	(5,029,475)
Foreign exchange
Intangible assets, Cost, Ending balance	4,400,790	9,430,265	9,430,265
Intangible assets, Accumulated amortization, Beginning balance	2,514,737	628,684
Amortization	1,886,053	1,886,053	628,684
Accumulated amortization, Disposal
Foreign exchange
Intangible assets, Accumulated amortization, Ending balance	4,400,790	2,514,737	628,684
Intangible assets other than goodwill		6,915,528	8,801,581
Patent [Member] | Motor Sports [Member]
IfrsStatementLineItems [Line Items]
Cost, Disposal
Accumulated amortization, Disposal
Patent [Member] | UMG [member]
IfrsStatementLineItems [Line Items]
Cost, Disposal
Acquisition of SideQik
Impairment
Accumulated amortization, Disposal
Patent [Member] | Eden games [member]
IfrsStatementLineItems [Line Items]
Cost, Disposal
Accumulated amortization, Disposal
Application Platforms [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Cost, Beginning balance	1,073,045	1,322,802	760,323
Cost, Disposal	(242,667)
Acquisition of SideQik
Impairment	(50,602)
Foreign exchange	(14,450)	16,974	2,479
Intangible assets, Cost, Ending balance	496,228	1,073,045	1,322,802
Intangible assets, Accumulated amortization, Beginning balance	966,444	793,041	628,277
Amortization	56,000	159,843	162,804
Accumulated amortization, Disposal	(242,667)
Foreign exchange	(14,451)	13,560	1,960
Intangible assets, Accumulated amortization, Ending balance	496,228	966,444	793,041
Intangible assets other than goodwill		106,601	529,761
Application Platforms [Member] | Motor Sports [Member]
IfrsStatementLineItems [Line Items]
Cost, Disposal
Accumulated amortization, Disposal
Application Platforms [Member] | UMG [member]
IfrsStatementLineItems [Line Items]
Cost, Disposal	(242,667)
Acquisition of SideQik			560,000
Impairment		(266,731)
Accumulated amortization, Disposal	(242,667)
Application Platforms [Member] | Eden games [member]
IfrsStatementLineItems [Line Items]
Cost, Disposal	(269,098)
Accumulated amortization, Disposal	(269,098)
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, Cost, Beginning balance	8,330,683	10,763,975	5,055,798
Cost, Disposal		(3,598,869)
Acquisition of SideQik		910,000
Impairment	(586,599)
Foreign exchange	(285,842)	255,577	180,043
Intangible assets, Cost, Ending balance	2,749,023	8,330,683	10,763,975
Intangible assets, Accumulated amortization, Beginning balance	6,340,302	4,909,000	2,634,338
Amortization	848,672	1,734,064	2,205,781
Accumulated amortization, Disposal		532,412
Foreign exchange	(285,842)	229,650	68,881
Intangible assets, Accumulated amortization, Ending balance	2,193,913	6,340,302	4,909,000
Intangible assets other than goodwill	555,110	1,990,381	5,854,975
Computer software [member] | Motor Sports [Member]
IfrsStatementLineItems [Line Items]
Cost, Disposal		(3,598,869)
Accumulated amortization, Disposal		(532,412)
Computer software [member] | UMG [member]
IfrsStatementLineItems [Line Items]
Cost, Disposal
Acquisition of SideQik
Impairment
Accumulated amortization, Disposal
Computer software [member] | Eden games [member]
IfrsStatementLineItems [Line Items]
Cost, Disposal	(4,709,219)
Accumulated amortization, Disposal	(4,709,219)
Brand [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Cost, Beginning balance	2,137,449	2,310,475	1,662,993
Cost, Disposal	(184,167)	(201,627)
Acquisition of SideQik		210,000
Impairment	(218,644)
Foreign exchange	(82,763)	81,759	37,482
Intangible assets, Cost, Ending balance	261,741	2,137,449	2,310,475
Intangible assets, Accumulated amortization, Beginning balance	1,375,647	1,077,491	673,302
Amortization	215,676	465,398	375,514
Accumulated amortization, Disposal	(184,167)	201,627
Foreign exchange	(62,839)	34,385	28,675
Intangible assets, Accumulated amortization, Ending balance	232,209	1,375,647	1,077,491
Intangible assets other than goodwill	29,532	761,802	1,232,984
Brand [Member] | Motor Sports [Member]
IfrsStatementLineItems [Line Items]
Cost, Disposal		(201,627)
Accumulated amortization, Disposal		(201,627)
Brand [Member] | UMG [member]
IfrsStatementLineItems [Line Items]
Cost, Disposal	(184,167)
Acquisition of SideQik			510,000
Impairment		(263,158)
Accumulated amortization, Disposal	(184,167)
Brand [Member] | Eden games [member]
IfrsStatementLineItems [Line Items]
Cost, Disposal	(1,390,134)
Accumulated amortization, Disposal	(1,112,108)
Customer lists and contracts [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Cost, Beginning balance	3,624,300	3,671,954	477,592
Cost, Disposal	(313,933)	(222,650)
Acquisition of SideQik		310,000
Impairment	(230,239)
Foreign exchange	(19,230)	11,063	34,362
Intangible assets, Cost, Ending balance	2,791,888	3,624,300	3,671,954
Intangible assets, Accumulated amortization, Beginning balance	916,368	648,933	296,061
Amortization	375,250	494,825	228,267
Accumulated amortization, Disposal	(313,933)	222,650
Foreign exchange	(17,717)	(4,740)	124,605
Intangible assets, Accumulated amortization, Ending balance	709,167	916,368	648,933
Intangible assets other than goodwill	2,082,721	2,707,932	3,023,021
Customer lists and contracts [Member] | Motor Sports [Member]
IfrsStatementLineItems [Line Items]
Cost, Disposal		(222,650)
Accumulated amortization, Disposal		(222,650)
Customer lists and contracts [Member] | UMG [member]
IfrsStatementLineItems [Line Items]
Cost, Disposal	(313,933)
Acquisition of SideQik			$ 460,000
Impairment		$ (146,067)
Accumulated amortization, Disposal	(313,933)
Customer lists and contracts [Member] | Eden games [member]
IfrsStatementLineItems [Line Items]
Cost, Disposal	(269,010)
Accumulated amortization, Disposal	$ (250,801)